Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
SIMPSON MANUFACTURING CO., INC.
401(k) Profit Sharing Plan
Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
EIN: 94-3196943
PLAN #: 001
As of December 31, 2025

(a)	(b)	(c)	(d)	(e)
		Description of Investment
	Identity of Issue,	Including Maturity Date
	Borrower	Rate of Interest,
	Lessor or Similar Party	Collateral, Par or Maturity Value	Cost	Current Value

*	Simpson Manufacturing Co., Inc. Common Stock	Common Stock	**	$18,482,206
*	Vanguard Cash Reserves Federal MM Fund Admiral Shares	Money Market Fund	**	11,734,680
*	Vanguard Retirement Savings Trust III	Common Collective Trust	**	762,128
*	Vanguard Target Ret 2020 Fund Trust II	Common Collective Trust	**	9,978,047
*	Vanguard Target Ret 2025 Fund Trust II	Common Collective Trust	**	35,212,400
*	Vanguard Target Ret 2030 Fund Trust II	Common Collective Trust	**	48,933,004
*	Vanguard Target Ret 2035 Fund Trust II	Common Collective Trust	**	59,467,055
*	Vanguard Target Ret 2040 Fund Trust II	Common Collective Trust	**	52,415,068
*	Vanguard Target Ret 2045 Fund Trust II	Common Collective Trust	**	51,672,584
*	Vanguard Target Ret 2050 Fund Trust II	Common Collective Trust	**	31,483,852
*	Vanguard Target Ret 2055 Fund Trust II	Common Collective Trust	**	23,302,420
*	Vanguard Target Ret 2060 Fund Trust II	Common Collective Trust	**	12,360,653
*	Vanguard Target Ret 2065 Fund Trust II	Common Collective Trust	**	5,245,008
*	Vanguard Target Ret 2070 Fund Trust II	Common Collective Trust	**	332,197
*	Vanguard Inst Target Ret Income Fund Trust II	Common Collective Trust	**	3,711,010
*	Vanguard Eqty Inc Fnd Adm	Mutual Fund	**	14,524,760
*	Vanguard Total International Stock Index Fund	Mutual Fund	**	16,983,683
*	Vanguard Growth Index Fund Ins	Mutual Fund	**	32,593,912
*	Vanguard Inst Index Fd Inst'l	Mutual Fund	**	23,768,848
*	Vanguard Md-Cap Index Fund Ins	Mutual Fund	**	16,877,751
*	Real Estate Index Fund Adm	Mutual Fund	**	2,776,375
*	Vanguard Sm-Cap Index Fund Ins	Mutual Fund	**	14,599,529
*	Vanguard Total Bond Idx Inst	Mutual Fund	**	13,013,531

	Total investments at fair value			$500,230,701
*	Notes receivable from participants	Interest rates range 5.25% - 10.5%	-	7,850,190
				$508,080,891
*  Party-in-interest transactions
** In accordance with instructions to Form 5500, cost information has been omitted as all investments of assets are participant directed.